CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other Income From Related Parties	$ 2,830	$ 2,445	$ 3,414
Research and Development Expense [Member]
Research and development expenses related parties	208	212	655
Integrated Solution Contracts [Member]
Revenue from Related Parties	2,288	1,446	227
Cost of Revenue from Related Parties	1,214	1,860	1,400
Product [Member]
Revenue from Related Parties	4,018	8,186	3,003
Cost of Revenue from Related Parties	$ 519	$ 1,198	$ 177